CERTIFICATION UNDER RULE 497(j)


May 2, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:      Safeco Life Insurance Company
         Safeco Resource Variable Account B ("Registrant")
         1933 Act File No. 33-69600
         1940 Act File No. 811-4716



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2003, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 30, 2003.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Counsel